Trade accounts and other payables (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Trade Accounts and Other Payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2023	2024

Accounts and notes payables	3,819,334	3,828,068
Other payables	1,166,974	1,423,289

Total	4,986,309	5,251,357